Unaudited Condensed Consolidated Statement of Cash Flows £ in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Cash flows from operating activities
Profit for the period	£ 2,067	£ 2,127
Taxation	560	77
Share of after tax results of associates and joint ventures	(179)	(168)
Net finance charges	128	154
Non-operating items	(146)
Operating profit	2,430	2,190
Increase in inventories	(245)	(162)
Increase in trade and other receivables	(829)	(908)
Increase in trade and other payables and provisions	418	540
Net increase in working capital	(656)	(530)
Depreciation, amortisation and impairment	185	187
Dividends received	3	3
Post employment payments less amounts included in operating profit	(61)	(66)
Other items	37
Adjustments to reconcile profit (loss), Total	164	124
Cash generated from operations	1,938	1,784
Interest received	101	76
Interest paid	(206)	(204)
Taxation paid	(229)	(408)
Net total of interest received, interest paid and taxation paid	(334)	(536)
Net cash inflow from operating activities	1,604	1,248
Cash flows from investing activities
Disposal of property, plant and equipment and computer software	13	9
Purchase of property, plant and equipment and computer software	(271)	(210)
Movements in loans and other investments		(18)
Sale of businesses and brands	419	2
Acquisition of businesses	(32)	(561)
Net cash inflow/(outflow) from investing activities	129	(778)
Cash flows from financing activities
Share buyback programme	(1,275)	(742)
Proceeds from issue of share capital	1	1
Net sale/(purchase) of own shares for share schemes	25	(28)
Dividends paid to non-controlling interests	(76)	(61)
Rights issue proceeds from non-controlling interests		26
Proceeds from bonds	1,754	1,136
Repayment of bonds		(948)
Purchase of shares of non-controlling interests	(697)
Net movements in other borrowings	220	911
Equity dividends paid	(993)	(968)
Net cash outflow from financing activities	(1,041)	(673)
Net increase/(decrease) in net cash and cash equivalents	692	(203)
Exchange differences	14	(28)
Net cash and cash equivalents at beginning of the period	693	917
Net cash and cash equivalents at end of the period	1,399	686
Net cash and cash equivalents consist of:
Cash and cash equivalents	1,591	920
Bank overdrafts	(192)	(234)
Net cash and cash equivalents at end of the period	£ 1,399	£ 686